Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 14,753	$ 3,122	$ (280)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	132	128	115
Capital (gain) loss	18	7	(1)
Changes in operating assets and liabilities:
Restricted deposits	162	259	(460)
Accounts receivable	(3,756)	161	430
Deferred tax	(423)	938	(124)
Other current assets	(1,180)	(140)	(190)
Accrued payroll and other compensation related accruals	(788)	165	131
Accounts payable and accrued expenses	75	32	9
Income tax payable	2,426	104	(273)
Other accounts payable	694	67	127
Accrued expenses and accounts payable with respect to Projects	3,376	$ 3,407	$ (464)
Due to related party	600
Due from/to Controlling Shareholders, net	(595)	$ 6	$ (126)
Progress payments in excess of accumulated costs with respect to Projects (accumulated costs with respect to project in excess of progress payments)	(6,103)	4,669	1,754
Accrued severance pay	171	(32)	(34)
Total Adjustments	(5,191)	9,771	894
Net cash provided by operating activities	9,562	12,893	614
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(353)	(277)	(265)
Proceeds from sale of property and equipment	158	159	13
Loans repaid by (granted to) related company, net	709	(500)	(209)
Net cash provided by (used in) investing activities	514	$ (618)	$ (461)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the Reverse Merger, net of transaction costs	$ 18,995
Income tax paid on behalf of the Controlling Shareholders		$ (125)	$ (300)
Dividends paid	$ (14,951)	(817)	(231)
Net cash provided by (used in) financing activities	4,044	(942)	(531)
Net Change In Cash	14,120	11,333	(378)
CASH AT BEGINNING OF THE YEAR	11,709	376	754
CASH AT END OF THE YEAR	25,829	11,709	376
Cash paid:
Interest and banks' charges	40	30	43
Income tax	$ 568	$ 338	$ 776